UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-21464

Name of Fund:  Floating Rate Income Strategies Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
     Officer, Floating Rate Income Strategies Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 02/28/2007

Date of reporting period: 03/01/06 - 05/31/06

Item 1 - Schedule of Investments


Floating Rate Income Strategies Fund II, Inc.


Schedule of Investments as of May 31, 2006
                                     Face
                                   Amount    Floating Rate Loan Interests**                                             Value
Aerospace & Defense - 6.3%   $  1,596,000    IAP Worldwide Services, Inc. First Lien Term Loan, 8%
                                             due 12/20/2012                                                       $     1,611,960
                                1,596,875    K&F Industries, Inc. Term Loan, 7.28% - 7.34%
                                             due 11/18/2013                                                             1,612,346
                                4,000,000    MRO Acquisitions Corp. Second Lien Term Loan, 10.23%
                                             due 8/15/2011                                                              4,040,000
                                1,191,000    Mid-Western Aircraft Systems, Inc. Term Loan B, 7.318%
                                             due 12/31/2011                                                             1,205,887
                                1,923,077    Standard Aero Holdings Term Loan, 6.96% - 7.35%
                                             due 8/24/2012                                                              1,923,077
                                1,660,235    Vought Aircraft Industries, Inc. Term Loan, 7.60%
                                             due 12/22/2011                                                             1,680,988
                                  320,000    Vought Aircraft Industries, Inc. Tranche B Line of Credit
                                             Deposit, 4.85% due 12/22/2010                                                323,400
                                  333,333    Vought Aircraft Revolving Credit, 7.59% - 9.50%
                                             due 12/22/2010                                                               321,667
                                                                                                                  ---------------
                                                                                                                       12,719,325

Airlines - 0.9%                 1,000,000    Delta Air Lines Term Loan B, 10.023% due 3/16/2008                         1,015,804
                                   93,750    United Air Lines Delay Draw Term Loan, 8.875%
                                             due 2/01/2012                                                                 95,180
                                  656,250    United Air Lines Term Loan B, 8.625% due 2/01/2012                           666,258
                                                                                                                  ---------------
                                                                                                                        1,777,242

Automotive - 3.6%               1,000,000    Delphi Corp. Debtor in Possession Term Loan B, 7.875%
                                             due 10/08/2007                                                             1,018,750
                                1,000,000    GPX International Tire Corp. Term Loan B, 7.60%
                                             due 4/06/2012                                                              1,008,750
                                4,619,751    Metaldyne Corp. Term Loan D, 9.50% due 12/31/2009                          4,712,867
                                  660,000    Metaldyne Corp. Term Loan D, 9.75% due 12/31/2009                            670,312
                                                                                                                  ---------------
                                                                                                                        7,410,679

Broadcasting - 4.0%             1,990,000    Entravision Communications Term Loan B, 6.49%
                                             due 3/29/2013                                                              1,998,499
                                1,744,279    NextMedia Group, Inc. First Lien Term Loan, 6.753% - 7.059%
                                             due 11/15/2012                                                             1,755,181
                                1,750,000    Paxson Communications Corp. First Lien Term Loan, 8.318%
                                             due 11/15/2012                                                             1,795,938
                                2,481,203    Spanish Broadcasting System, Inc. Tranche 2 First Lien Term
                                             Loan B, 6.73% due 6/10/2012                                                2,495,160
                                                                                                                  ---------------
                                                                                                                        8,044,778

Cable - U.S. - 18.5%            3,000,000    Adelphia Communications Corp. Term Loan B, 10%
                                             due 6/30/2009                                                              2,923,749
                                1,965,000    Bragg Communications Term Loan B, 7.227% due 8/31/2011                     1,977,281
                                1,293,103    Cebridge Connections Term Loan B, 7.319% due 11/05/2013                    1,287,907
                                6,000,000    Century Cable Holdings LLC, Discretionary Term Loan, 10%
                                             due 12/31/2009                                                             5,840,280
                                6,000,000    Charter Communications, Inc. Term Loan B, 7.755%
                                             due 4/28/2013                                                              6,035,076
                                2,000,000    Hilton Head Communications UCA Term Loan B, 9.25%
                                             due 3/31/2008                                                              1,937,084
                                1,975,000    Intelsat Ltd. Term Loan, 6.313% due 7/28/2011                              1,986,929
                                2,546,250    Mediacom Broadband Group Tranche A Term Loan, 6.02% - 6.48%
                                             due 3/31/2010                                                              2,528,518
                                3,160,000    Mediacom LLC Term Loan C, 6.87% due 1/31/2015                              3,160,000
                                7,880,000    PanAmSat Corp. Tranche B Term Loan, 6.90% due 8/20/2011                    7,945,916
                                1,980,000    Rainbow National Services LLC Term Loan B, 7.875%
                                             due 3/31/2012                                                              2,000,006
                                                                                                                  ---------------
                                                                                                                       37,622,746

Chemicals - 3.3%                1,702,500    Rockwood Specialties Group, Inc. Tranche D Term Loan,
                                             7.126% due 9/15/2012                                                       1,716,466
                                3,000,000    Rockwood Specialties Group, Inc. Tranche D Term Loan,
                                             7.126% due 12/10/2012                                                      3,024,609
                                2,000,000    Wellman, Inc. Second Lien Term Loan, 11.899%
                                             due 2/10/2010                                                              2,045,938
                                                                                                                  ---------------
                                                                                                                        6,787,013

Consumer - Non-Durables - 1.1%    756,000    Camelbak Products LLC First Lien Term Loan, 8.67%
                                             due 8/04/2011                                                                725,760
                                1,485,000    Culligan International Co. Term Loan, 7.081% due 9/30/2011                 1,493,353
                                                                                                                  ---------------
                                                                                                                        2,219,113

Diversified Media - 3.6%        5,500,000    Metro-Goldwyn-Mayer Studios, Inc. Term Loan B, 7.229%
                                             due 4/30/2011                                                              5,540,562
                                1,812,405    RH Donnelley, Inc. Term Loan D-2, 6.60% - 6.78%
                                             due 8/30/2011                                                              1,812,081
                                                                                                                  ---------------
                                                                                                                        7,352,643

Energy - Exploration &            500,000    MEG Energy Corp. Term Loan B, 7% due 4/03/2013                               503,706
Production - 0.2%

Energy - Other - 0.7%             997,500    Key Energy Services, Inc. Term Loan B, 8.25% - 8.40%
                                             due 6/30/2012                                                              1,005,917
                                  410,959    Markwest Energy Operating Co. LLC Term Loan B, 7.319%
                                             due 12/29/2010                                                               411,986
                                                                                                                  ---------------
                                                                                                                        1,417,903

Food & Tobacco - 1.4%             953,333    Commonwealth Brands Term Loan, 7.438% due 12/22/2012                         960,364
                                  139,535    Dole Food Co., Inc. Letter of Credit, 4.92% due 4/12/2013                    138,826
                                  313,954    Dole Food Co., Inc. Term Loan B, 6.875% - 8.50%
                                             due 4/12/2013                                                                312,359
                                1,046,512    Dole Food Co., Inc. Term Loan C, 6.875% - 8.50%
                                             due 4/04/2013                                                              1,041,197
                                  500,000    QCE LLC First Lien Term Loan, 7.31% due 5/05/2013                            500,729
                                                                                                                  ---------------
                                                                                                                        2,953,475

Gaming - 9.7%                   1,980,000    Herbst Gaming, Inc. Term Loan, 6.979% - 7.11%
                                             due 10/08/2010                                                             1,983,095
                                2,650,000    MGM Mirage Revolving Credit, 5.992% - 6.569%
                                             due 4/08/2012                                                              2,585,406
                                  919,130    Mississippi Band of Choctaw Indians Term Loan, 6.94%
                                             due 11/04/2011                                                               925,449
                                3,233,750    Penn National Gaming, Inc. Term Loan B, 6.28% - 7.02%
                                             due 9/01/2007                                                              3,259,352
                                1,500,000    Pinnacle Entertainment Term Loan, 6.37% due 12/15/2011                     1,509,141
                                4,982,681    Resorts International First Lien Term Loan, 7.98%
                                             due 4/26/2012                                                              5,044,965
                                  992,500    Trump Entertainment Resorts Holdings LP Term Loan B-1,
                                             7.17% due 5/01/2012                                                        1,003,045
                                1,000,000    Venetian Casino Resort LLC Delay Draw Term Loan, 6.73%
                                             due 6/15/2011                                                              1,005,703
                                2,400,000    Venetian Casino Resort LLC Term Loan B, 6.73%
                                             due 6/15/2011                                                              2,413,687
                                                                                                                  ---------------
                                                                                                                       19,729,843

Health Care - 2.8%              1,970,000    Community Health Systems, Inc. Term Loan, 6.85% - 6.97%
                                             due 8/19/2011                                                              1,984,160
                                  796,324    Duloxetine Royalty Term Loan, 9.577% due 10/18/2013                          808,269
                                  986,487    Gentiva Health Services, Inc. Term Loan B, 7.24% - 7.37%
                                             due 3/31/2013                                                                992,035
                                1,846,154    Psychiatric Solutions, Inc. Term Loan B, 6.91% due 7/01/2012               1,860,578
                                                                                                                  ---------------
                                                                                                                        5,645,042

Housing - 4.9%                  2,388,571    Associated Materials, Inc. Term Loan, 6.93% - 7.82%
                                             due 8/29/2010                                                              2,400,514
                                2,920,211    Headwaters, Inc. Term Loan B-1, 7.08% due 4/30/2011                        2,938,462
                                  440,224    LIONS Gables Realty Term Loan B, 6.82% - 6.86%
                                             due 9/30/2006                                                                441,370
                                2,164,941    Lake at Las Vegas Joint Venture First Lien Term Loan, 7.86% - 7.91%
                                             due 11/01/2009                                                             2,176,538
                                  500,000    Mattamy Group Term Loan B, 7.477% due 4/11/2013                              506,250
                                1,473,750    Nortek, Inc. Term Loan, 6.94% due 8/27/2011                                1,481,580
                                                                                                                  ---------------
                                                                                                                        9,944,714

Information Technology - 1.3%   1,320,000    Activant Solutions Term Loan B, 7.188% due 5/02/2013                       1,324,538
                                1,316,250    Fidelity National Information Solutions, Inc. Term Loan B,
                                             6.83% due 3/09/2013                                                        1,319,849
                                                                                                                  ---------------
                                                                                                                        2,644,387

Leisure - 2.9%                  2,000,000    24 Hour Fitness Term Loan B, 7.70% - 8% due 6/08/2012                      2,012,500
                                3,902,932    True Temper Sports, Inc. Term Loan B, 7.88% - 10%
                                             due 3/15/2011                                                              3,932,204
                                                                                                                  ---------------
                                                                                                                        5,944,704

Manufacturing - 4.5%            1,250,000    Amsted Industries, Inc. Term Loan B, 6.94% - 7.01%
                                             due 3/28/2013                                                              1,266,406
                                1,395,950    Blount, Inc. US Term Loan B, 6.576% - 6.74% due 8/09/2010                  1,409,910
                                1,408,885    GenTek, Inc. First Lien Term Loan, 7.33% - 7.66%
                                             due 2/28/2011                                                              1,422,754
                                1,980,000    Metokote Corp. Second Lien Term Loan, 8.31% - 8.42%
                                             due 11/27/2011                                                             2,001,038
                                2,985,000    Mueller Group LLC Term Loan B, 7.06% - 7.477%
                                             due 10/03/2012                                                             3,014,850
                                                                                                                  ---------------
                                                                                                                        9,114,958

Packaging - 4.4%                2,142,857    Anchor Glass Container Corp. Term Loan B, 7.309%
                                             due 5/03/2013                                                              2,148,214
                                  992,500    Berry Plastics Corp. Term Loan, 6.84% due 7/22/2010                          998,703
                                5,737,500    Graham Packaging Co. LP Term Loan B, 6.575% - 7.375%
                                             due 10/07/2011                                                             5,772,763
                                                                                                                  ---------------
                                                                                                                        8,919,680

Paper - 2.3%                      720,238    Boise Cascade Holdings LLC Tranche D Term Loan, 6.75%
                                             due 10/28/2011                                                               724,862
                                  997,500    Georgia Pacific Corp. First Lien Term Loan B, 6.726% - 6.88%
                                             due 2/14/2013                                                              1,000,384
                                1,000,000    Georgia Pacific Corp. Second Lien Term Loan C, 7.88% - 8.029%
                                             due 2/14/2014                                                              1,014,279
                                1,369,829    Smurfit-Stone Container Corp. Term Loan B, 7.125% - 7.375%
                                             due 11/01/2011                                                             1,379,437
                                  464,706    Smurfit-Stone Container Corp. Term Loan C, 7.125% - 7.313%
                                             due 11/01/2011                                                               467,965
                                                                                                                  ---------------
                                                                                                                        4,586,927

Retail - 1.1%                   1,356,466    General Nutrition Centers, Inc. Tranche B Term Loan, 7.97%
                                             due 12/05/2009                                                             1,367,488
                                  949,367    The Neiman Marcus Group, Inc. Term Loan, 7.34%
                                             due 4/06/2013                                                                958,565
                                                                                                                  ---------------
                                                                                                                        2,326,053

Service - 2.9%                    997,500    RGIS Inventory Specialists First Lien Term Loan, 7.479%
                                             due 12/31/2012                                                               997,500
                                2,451,292    United Rentals, Inc. Term Loan, 7.10% due 2/14/2011                        2,467,889
                                   99,261    United Rentals, Inc. Tranche B Credit Linked Deposit, 3.864%
                                             due 2/14/2011                                                                 99,933
                                  394,607    Wastequip, Inc. First Lien Term Loan, 7.229% - 7.38%
                                             due 8/03/2011                                                                395,594
                                  250,000    Wastequip, Inc. Second Lien Term Loan, 10.479%
                                             due 7/15/2012                                                                251,250
                                  250,000    Wastequip, Inc. Second Lien Term Loan, 10.979%
                                             due 7/15/2012                                                                251,250
                                  496,250    Wastequip, Inc. Tranche 2 Term Loan B, 7.229% - 7.38%
                                             due 7/15/2011                                                                497,491
                                  979,897    Weight Watchers International, Inc. First Lien Term Loan,
                                             7.318% - 7.331% due 11/18/2010                                               990,921
                                                                                                                  ---------------
                                                                                                                        5,951,828

Telecommunications - 2.7%       2,500,000    Alaska Communications Systems Holdings, Inc. Term Loan,
                                             6.729% due 2/01/2012                                                       2,508,438
                                3,000,000    Alaska Communications Systems Holdings, Inc. Term Loan B,
                                             6.729% due 2/01/2012                                                       3,010,125
                                                                                                                  ---------------
                                                                                                                        5,518,563

Utility - 20.1%                 5,000,000    Aquila, Inc. Term Loan, 10.67% due 9/14/2009                               5,175,000
                                1,500,000    Calpine Corp. Delay Draw Term Loan, 8.979% due 12/20/2007                  1,538,750
                                2,000,000    Calpine Generating Co., LLC First Lien Term Loan, 8.858%
                                             due 4/01/2009                                                              2,068,056
                                6,500,000    Calpine Generating Co., LLC Term Loan,
                                             10.38% due 3/12/2010                                                       6,960,415
                                  709,545    Cogentrix Delaware Holdings, Inc. Term Loan, 6.75%
                                             due 4/15/2012                                                                712,280
                                1,873,171    Covanta Energy Corp. First Lien Letter of Credit, 3.36%
                                             due 6/24/2012                                                              1,877,073
                                1,342,317    Covanta Energy Corp. First Lien Term Loan, 7.96% - 8.081%
                                             due 6/24/2012                                                              1,345,113
                                1,700,000    Covanta Energy Corp. Second Lien Term Loan, 10.46% - 10.581%
                                             due 6/24/2013                                                              1,738,250
                                  750,000    El Paso Corp. Deposit Account, 5.17% due 11/23/2009                          755,052
                                  970,000    El Paso Corp. Term Loan, 7.75% due 11/23/2009                                976,938
                                1,965,113    KGen LLC Tranche A Term Loan, 7.604% due 8/05/2011                         1,981,079
                                1,679,293    LSP Gen Finance Co., LLC First Lien Term Loan, 6.843%
                                             due 5/04/2013                                                              1,687,340
                                  500,000    LSP Gen Finance Co., LLC Term Loan, 8.593% due 5/04/2014                     508,334
                                1,484,853    LSP Kendall Energy Term Loan B, 6.979% due 10/07/2013                      1,483,616
                                1,990,000    Primary Energy Finance LLC Term Loan, 6.979%
                                             due 8/23/2012                                                              2,004,925
                                  235,272    Reliant Energy, Inc. Term Loan, 7.175% due 4/30/2010                         235,768
                                4,274,533    Riverside Energy Center Term Loan, 9.376% due 6/24/2011                    4,413,456
                                  339,834    Rocky Mountain Energy Center LLC Credit Linked Deposit,
                                             5.026% due 6/24/2011                                                         350,878
                                2,957,488    Rocky Mountain Energy Center LLC Term Loan, 9.376% due
                                             6/24/2011                                                                  3,053,606
                                  493,842    Wolf Hollow I LP First Lien Term Loan, 9% due 6/22/2012                      499,398
                                  400,000    Wolf Hollow I LP Letter of Credit, 7.331% due 6/22/2012                      404,500
                                   94,231    Wolf Hollow I LP Revolving Credit, 7.059% due 6/22/2012                       95,261
                                1,000,000    Wolf Hollow I LP Second Lien Term Loan, 9.435%
                                             due 12/22/2012                                                             1,022,500
                                                                                                                  ---------------
                                                                                                                       40,887,588

                                             Total Floating Rate Loan Interests
                                             (Cost - $207,789,909) - 103.2%                                           210,022,910



                                             Corporate Bonds
Aerospace & Defense - 0.1%        250,000    Alliant Techsystems, Inc., 6.75% due 4/01/2016                               245,313

Airlines - 1.0%                 2,000,000    American Airlines, Inc. Class C, 7.80% due 4/01/2008                       2,004,162

Automotive - 0.1%                 250,000    Autonation, Inc., 7.045% due 4/15/2013 (a)(b)                                252,500

Cable - U.S. - 2.3%             1,000,000    Cablevision Systems Corp. Series B, 8% due 4/15/2012                         990,000
                                2,000,000    Charter Communications Holdings II LLC, 10.25%
                                             due 9/15/2010                                                              1,995,000
                                1,000,000    Mediacom Broadband LLC, 11% due 7/15/2013                                  1,055,000
                                  450,000    Quebecor Media, Inc., 7.75% due 3/15/2016 (a)                                456,750
                                  250,000    Quebecor World Capital Corp., 8.75% due 3/15/2016 (a)                        235,673
                                                                                                                  ---------------
                                                                                                                        4,732,423

Chemicals - 1.0%                1,646,000    GEO Specialty Chemicals, Inc., 13.50% due 12/31/2009 (c)                   1,432,020
                                  625,000    Nova Chemicals Corp., 8.405% due 11/15/2013 (b)                              629,687
                                                                                                                  ---------------
                                                                                                                        2,061,707

Diversified Media - 0.4%          250,000    RH Donnelley Corp., 6.875% due 1/15/2013 (a)                                 228,750
                                  250,000    RH Donnelley Corp., 8.875% due 1/15/2016 (a)                                 251,250
                                  250,000    RH Donnelley Corp., Series A-2, 6.875% due 1/15/2013 (a)                     228,750
                                                                                                                  ---------------
                                                                                                                          708,750

Energy - Other - 1.1%           2,000,000    Ocean RIG ASA, 8.99% due 4/04/2011                                         1,990,000
                                  250,000    PHI, Inc., 7.125% due 4/15/2013 (a)                                          243,750
                                                                                                                  ---------------
                                                                                                                        2,233,750

Food & Tobacco - 1.1%             250,000    AmeriQual Group LLC, 9.25% due 4/01/2012 (a)                                 258,750
                                2,000,000    Landry's Restaurants, Inc. Series B, 7.50% due 12/15/2014                  1,875,000
                                                                                                                  ---------------
                                                                                                                        2,133,750

Gaming - 6.2%                     650,000    Galaxy Entertainment Finance Co. Ltd., 10.42%
                                             due 12/15/2010 (a)(b)                                                        679,250
                                2,000,000    Little Traverse Bay Bands of Odawa Indians, 10.25%
                                             due 2/15/2014 (a)                                                          1,980,000
                                  325,000    MTR Gaming Group, Inc., 9% due 6/01/2012 (a)                                 328,656
                                6,000,000    Majestic Star Casino LLC, 9.50% due 10/15/2010                             6,360,000
                                3,000,000    Poster Financial Group, Inc., 8.75% due 12/01/2011                         3,157,500
                                                                                                                  ---------------
                                                                                                                       12,505,406

Health Care - 0.7%                375,000    Angiotech Pharmaceuticals, Inc., 7.75% due 4/01/2014 (a)                     374,063
                                1,000,000    US Oncology Holdings, Inc., 10.32% due 3/15/2015 (b)                       1,017,500
                                                                                                                  ---------------
                                                                                                                        1,391,563

Information Technology - 3.3%     950,000    Cypress Semiconductor Corp., 1.25% due 6/15/2008 (c)                       1,102,000
                                2,000,000    MagnaChip Semiconductor SA, 8.579% due 12/15/2011 (b)                      1,985,000
                                2,000,000    MagnaChip Semiconductor SA, 8% due 12/15/2014                              1,740,000
                                2,000,000    Quantum Corp., 4.375% due 8/01/2010 (c)                                    1,870,000
                                                                                                                  ---------------
                                                                                                                        6,697,000

Manufacturing - 0.5%            1,000,000    Invensys Plc, 9.875% due 3/15/2011 (a)                                     1,085,000

Packaging - 0.3%                  575,000    Packaging Dynamics Finance Corp., 10% due 5/01/2016 (a)                      579,312

Paper - 2.0%                    2,000,000    Abitibi-Consolidated, Inc., 8.829% due 6/15/2011 (b)                       2,005,000
                                2,000,000    Bowater, Inc., 8.329% due 3/15/2010 (b)                                    2,020,000
                                                                                                                  ---------------
                                                                                                                        4,025,000

Retail - 1.0%                   2,000,000    Neiman-Marcus Group, Inc., 9% due 10/15/2015 (a)                           2,082,500

Service - 0.1%                    250,000    iPayment, Inc., 9.75% due 5/15/2014 (a)                                      250,625

Telecommunications - 0.4%         800,000    Qwest Corp., 8.579% due 6/15/2013 (b)                                        863,000

Utility - 3.7%                    975,000    Dynegy Holdings, Inc., 8.375% due 5/01/2016 (a)                              970,125
                                  350,000    Edison Mission Energy, 7.50% due 6/15/2013 (a)                               346,500
                                1,500,000    Electricidad de Caracas Finance BV, 10.25% due 10/15/2014 (a)              1,575,000
                                2,000,000    NRG Energy, Inc., 7.25% due 2/01/2014                                      2,000,000
                                3,000,000    Reliant Energy, Inc., 6.75% due 12/15/2014                                 2,715,000
                                                                                                                  ---------------
                                                                                                                        7,606,625

Wireless Communications - 0.2%    325,000    Dobson Communications Corp., 9.318% due 10/15/2012 (b)                       328,250

                                             Total Corporate Bonds (Cost - $51,416,310) - 25.5%                        51,786,636


                                   Shares
                                     Held    Common Stocks
Chemicals - 0.0%                   10,732    GEO Specialty Chemicals, Inc. (d)                                             21,464

Manufacturing - 0.2%               13,053    Medis Technologies Ltd. (d)                                                  316,405

                                             Total Common Stocks (Cost - $378,541) - 0.2%                                 337,869


                                             Warrants (g)
Utility - 0.0%                     14,548    Reliant Resources (expires 10/25/2008)                                        94,562

                                             Total Warrants (Cost - $0) - 0.0%                                             94,562


                               Beneficial
                                 Interest    Short-Term Securities
                            $   1,864,386    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I,
                                             4.85% (e)(f)                                                               1,864,386

                                             Total Short-Term Securities (Cost - $1,864,386) - 0.9%                     1,864,386

                                             Total Investments (Cost - $261,449,146*) - 129.8%                        264,106,363
                                             Liabilities in Excess of Other Assets - (29.8%)                         (60,689,697)
                                                                                                                  ---------------
                                             Net Assets - 100.0%                                                  $   203,416,666
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of May 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $    261,449,146
                                                   ================
    Gross unrealized appreciation                  $      3,532,766
    Gross unrealized depreciation                         (875,549)
                                                   ----------------
    Net unrealized appreciation                    $      2,657,217
                                                   ================


 ** Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Floating rate security.

(c) Convertible security.

(d) Non-income producing security.

(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net          Interest
    Affiliate                                   Activity        Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                    $  1,702,519    $  10,248


(f) Represents the current yield as of 5/31/2006.

(g) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Floating Rate Income Strategies Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Floating Rate Income Strategies Fund II, Inc.


Date: July 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Floating Rate Income Strategies Fund II, Inc.


Date: July 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Floating Rate Income Strategies Fund II, Inc.


Date: July 21, 2006